Ordinary Shares (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares [Abstract]
Ordinary shares, shares authorized	5,000,000	5,000,000
Ordinary shares, shares issued	73,361	73,361
Ordinary shares, shares outstanding	73,361	73,361
Ordinary shares par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares voting	one